The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 26.60 (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statutory income tax rate	26.60%	26.60%
Net loss before income taxes	$ (52,986,087)	$ (26,930,501)
Computed income tax recovery	(14,094,299)	(7,163,513)
Non-deductible expenses and other	5,314,788	284,545
Differences in foreign tax rates	(247,875)	(111,194)
Utilization of previously unrecognized tax losses	199,180	(393,525)
Origination and reversal of temporary differences	413,197	1,519,081
Current period loss for which no benefit is recognized	7,475,544	5,786,437
Income tax recovery	$ (939,465)	$ (78,169)